Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY FOCUS GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000314366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 14, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012